UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

American Funds Target Date Retirement Series®
American Funds 2060
Target Date Retirement Fund®
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	1,904,572	$65,270
The Growth Fund of America, Class R-6	1,182,972	65,229
SMALLCAP World Fund, Inc., Class R-6	1,086,369	65,138
New Perspective Fund, Class R-6	1,401,138	64,901
The New Economy Fund, Class R-6	763,697	37,253
New World Fund, Inc., Class R-6	556,330	37,024
EuroPacific Growth Fund, Class R-6	676,991	36,997
		371,812
Growth-and-income funds 45%
The Investment Company of America, Class R-6	2,015,430	83,620
Washington Mutual Investors Fund, Class R-6	1,817,505	83,460
American Mutual Fund, Class R-6	1,767,896	74,304
Fundamental Investors, Class R-6	1,150,959	74,271
Capital World Growth and Income Fund, Class R-6	1,250,525	64,890
International Growth and Income Fund, Class R-6	1,086,712	37,155
		417,700
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	1,424,449	46,366
American Balanced Fund, Class R-6	1,670,001	46,326
		92,692
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	3,493,965	46,505
Total investment securities 100% (cost: $865,066,000)		928,709
Other assets less liabilities 0%		(186)
Net assets 100%		$928,523
American Funds Target Date Retirement Series — American Funds 2060 Target Date Retirement Fund — Page 1 of 17

American Funds 2055
Target Date Retirement Fund®
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
AMCAP Fund, Class R-6	7,518,796	$257,669
The Growth Fund of America, Class R-6	4,672,988	257,669
SMALLCAP World Fund, Inc., Class R-6	4,291,277	257,305
New Perspective Fund, Class R-6	5,535,087	256,385
EuroPacific Growth Fund, Class R-6	2,696,169	147,346
The New Economy Fund, Class R-6	3,012,044	146,927
New World Fund, Inc., Class R-6	2,205,329	146,765
		1,470,066
Growth-and-income funds 45%
The Investment Company of America, Class R-6	7,966,029	330,511
Washington Mutual Investors Fund, Class R-6	7,187,379	330,044
American Mutual Fund, Class R-6	7,022,412	295,152
Fundamental Investors, Class R-6	4,545,156	293,299
Capital World Growth and Income Fund, Class R-6	4,958,608	257,302
International Growth and Income Fund, Class R-6	4,329,731	148,034
		1,654,342
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	5,650,082	183,910
American Balanced Fund, Class R-6	6,617,628	183,573
		367,483
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	13,830,168	184,079
Total investment securities 100% (cost: $3,295,385,000)		3,675,970
Other assets less liabilities 0%		(970)
Net assets 100%		$3,675,000
American Funds Target Date Retirement Series — American Funds 2055 Target Date Retirement Fund — Page 2 of 17

American Funds 2050
Target Date Retirement Fund®
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	8,574,581	$514,132
The Growth Fund of America, Class R-6	9,310,324	513,371
AMCAP Fund, Class R-6	14,971,945	513,089
New Perspective Fund, Class R-6	11,039,399	511,345
EuroPacific Growth Fund, Class R-6	5,408,632	295,582
New World Fund, Inc., Class R-6	4,430,611	294,857
The New Economy Fund, Class R-6	5,981,999	291,802
		2,934,178
Growth-and-income funds 45%
The Investment Company of America, Class R-6	15,996,681	663,702
Washington Mutual Investors Fund, Class R-6	14,430,315	662,640
American Mutual Fund, Class R-6	14,107,122	592,922
Fundamental Investors, Class R-6	9,128,530	589,064
Capital World Growth and Income Fund, Class R-6	9,962,210	516,939
International Growth and Income Fund, Class R-6	8,713,792	297,925
		3,323,192
Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	11,346,549	369,330
American Balanced Fund, Class R-6	13,251,324	367,592
		736,922
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	27,633,881	367,807
Total investment securities 100% (cost: $6,401,864,000)		7,362,099
Other assets less liabilities 0%		(1,798)
Net assets 100%		$7,360,301
American Funds Target Date Retirement Series — American Funds 2050 Target Date Retirement Fund — Page 3 of 17

American Funds 2045
Target Date Retirement Fund®
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	10,452,148	$626,711
New Perspective Fund, Class R-6	13,494,686	625,074
The Growth Fund of America, Class R-6	11,327,004	624,571
AMCAP Fund, Class R-6	18,219,710	624,390
EuroPacific Growth Fund, Class R-6	6,586,229	359,937
New World Fund, Inc., Class R-6	5,403,401	359,596
The New Economy Fund, Class R-6	7,277,407	354,992
		3,575,271
Growth-and-income funds 41%
The Investment Company of America, Class R-6	17,899,391	742,646
Washington Mutual Investors Fund, Class R-6	16,140,082	741,152
American Mutual Fund, Class R-6	15,606,825	655,955
Fundamental Investors, Class R-6	10,099,168	651,699
Capital World Growth and Income Fund, Class R-6	10,854,916	563,262
International Growth and Income Fund, Class R-6	10,632,417	363,522
		3,718,236
Equity-income and Balanced funds 14%
American Balanced Fund, Class R-6	18,600,229	515,970
American Funds Global Balanced Fund, Class R-6	13,849,209	450,792
Capital Income Builder, Class R-6	2,216,789	135,756
The Income Fund of America, Class R-6	5,823,523	135,688
		1,238,206
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	33,692,688	448,450
Total investment securities 100% (cost: $7,829,695,000)		8,980,163
Other assets less liabilities 0%		(1,631)
Net assets 100%		$8,978,532
American Funds Target Date Retirement Series — American Funds 2045 Target Date Retirement Fund — Page 4 of 17

American Funds 2040
Target Date Retirement Fund®
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth funds 40%	Shares	Value (000)
The Growth Fund of America, Class R-6	16,032,610	$884,038
SMALLCAP World Fund, Inc., Class R-6	14,729,931	883,207
AMCAP Fund, Class R-6	25,767,733	883,060
New Perspective Fund, Class R-6	19,059,594	882,840
EuroPacific Growth Fund, Class R-6	9,309,628	508,771
New World Fund, Inc., Class R-6	7,640,353	508,466
The New Economy Fund, Class R-6	10,289,720	501,933
		5,052,315
Growth-and-income funds 36%
Washington Mutual Investors Fund, Class R-6	22,131,484	1,016,278
The Investment Company of America, Class R-6	22,227,212	922,207
American Mutual Fund, Class R-6	19,010,913	799,029
Fundamental Investors, Class R-6	12,314,522	794,656
Capital World Growth and Income Fund, Class R-6	12,890,369	668,881
International Growth and Income Fund, Class R-6	12,185,935	416,637
		4,617,688
Equity-income and Balanced funds 19%
American Balanced Fund, Class R-6	27,422,994	760,714
American Funds Global Balanced Fund, Class R-6	22,501,746	732,432
Capital Income Builder, Class R-6	7,306,461	447,448
The Income Fund of America, Class R-6	19,194,135	447,223
		2,387,817
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	47,611,231	633,705
Total investment securities 100% (cost: $10,938,226,000)		12,691,525
Other assets less liabilities 0%		(2,373)
Net assets 100%		$12,689,152
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 7/31/2018 (000)
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	35,324,327	12,454,263	167,359	47,611,231	$(64)	$(18,267)	$8,619	$633,705
American Funds Target Date Retirement Series — American Funds 2040 Target Date Retirement Fund — Page 5 of 17

American Funds 2035
Target Date Retirement Fund®
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth funds 36%	Shares	Value (000)
New Perspective Fund, Class R-6	21,959,290	$1,017,154
AMCAP Fund, Class R-6	26,442,235	906,176
SMALLCAP World Fund, Inc., Class R-6	15,099,822	905,385
The Growth Fund of America, Class R-6	16,411,173	904,912
EuroPacific Growth Fund, Class R-6	10,702,708	584,903
New World Fund, Inc., Class R-6	7,122,089	473,975
The New Economy Fund, Class R-6	9,585,824	467,597
		5,260,102
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	25,403,238	1,166,517
The Investment Company of America, Class R-6	24,633,046	1,022,025
American Mutual Fund, Class R-6	20,948,012	880,445
Fundamental Investors, Class R-6	13,561,314	875,111
Capital World Growth and Income Fund, Class R-6	14,110,034	732,170
International Growth and Income Fund, Class R-6	12,929,377	442,055
		5,118,323
Equity-income and Balanced funds 20%
American Funds Global Balanced Fund, Class R-6	26,934,864	876,730
American Balanced Fund, Class R-6	31,489,489	873,518
Capital Income Builder, Class R-6	9,577,281	586,513
The Income Fund of America, Class R-6	25,159,828	586,224
		2,922,985
Fixed income funds 9%
U.S. Government Securities Fund, Class R-6	79,330,403	1,055,888
American Funds Inflation Linked Bond Fund, Class R-6	22,502,184	217,146
		1,273,034
Total investment securities 100% (cost: $12,728,637,000)		14,574,444
Other assets less liabilities 0%		(2,894)
Net assets 100%		$14,571,550
American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 6 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2018 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	19,968,901	7,012,964	47,001	26,934,864	$(70)	$(43)	$14,965	$876,730
Fixed income funds 7%
U.S. Government Securities Fund, Class R-6	53,468,655	26,227,959	366,211	79,330,403	(87)	(29,223)	13,861	1,055,888
Total 13%					$(157)	$(29,266)	$28,826	$1,932,618
American Funds Target Date Retirement Series — American Funds 2035 Target Date Retirement Fund — Page 7 of 17

American Funds 2030
Target Date Retirement Fund®
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth funds 24%	Shares	Value (000)
New Perspective Fund, Class R-6	21,443,432	$993,260
The Growth Fund of America, Class R-6	14,938,886	823,730
AMCAP Fund, Class R-6	23,744,003	813,707
SMALLCAP World Fund, Inc., Class R-6	11,356,463	680,933
EuroPacific Growth Fund, Class R-6	10,490,338	573,297
New World Fund, Inc., Class R-6	4,140,853	275,574
The New Economy Fund, Class R-6	4,746,417	231,530
		4,392,031
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	32,124,159	1,475,141
The Investment Company of America, Class R-6	31,148,050	1,292,333
American Mutual Fund, Class R-6	26,480,144	1,112,960
Fundamental Investors, Class R-6	17,144,545	1,106,338
Capital World Growth and Income Fund, Class R-6	17,797,162	923,495
International Growth and Income Fund, Class R-6	16,253,520	555,708
		6,465,975
Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	40,057,750	1,111,202
American Funds Global Balanced Fund, Class R-6	34,048,620	1,108,283
Capital Income Builder, Class R-6	12,088,887	740,323
The Income Fund of America, Class R-6	31,756,667	739,930
		3,699,738
Fixed income funds 21%
U.S. Government Securities Fund, Class R-6	100,770,902	1,341,261
Capital World Bond Fund, Class R-6	35,653,889	694,894
American Funds Mortgage Fund, Class R-6	70,885,724	694,680
American Funds Inflation Linked Bond Fund, Class R-6	67,096,940	647,486
Intermediate Bond Fund of America, Class R-6	42,484,800	556,551
		3,934,872
Total investment securities 100% (cost: $16,362,518,000)		18,492,616
Other assets less liabilities 0%		(3,639)
Net assets 100%		$18,488,977
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 8 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2018 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	26,147,722	7,900,898	—	34,048,620	$—	$137	$19,028	$1,108,283
Fixed income funds 18%
U.S. Government Securities Fund, Class R-6	76,462,850	24,308,052	—	100,770,902	—	(39,351)	18,435	1,341,261
Capital World Bond Fund, Class R-6	21,277,317	14,376,572	—	35,653,889	—	(8,808)	4,436	694,894
American Funds Mortgage Fund, Class R-6	41,771,299	29,114,425	—	70,885,724	—	(16,722)	8,202	694,680
American Funds Inflation Linked Bond Fund, Class R-6	45,913,975	21,182,965	—	67,096,940	—	(8,941)	7,083	647,486
								3,378,321
Total 24%					$—	$(73,685)	$57,184	$4,486,604
American Funds Target Date Retirement Series — American Funds 2030 Target Date Retirement Fund — Page 9 of 17

American Funds 2025
Target Date Retirement Fund®
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth funds 16%	Shares	Value (000)
New Perspective Fund, Class R-6	17,915,675	$829,854
AMCAP Fund, Class R-6	19,072,109	653,601
The Growth Fund of America, Class R-6	9,854,381	543,371
EuroPacific Growth Fund, Class R-6	8,915,027	487,206
SMALLCAP World Fund, Inc., Class R-6	3,306,630	198,266
New World Fund, Inc., Class R-6	1,060,899	70,603
		2,782,901
Growth-and-income funds 31%
Washington Mutual Investors Fund, Class R-6	24,367,349	1,118,949
The Investment Company of America, Class R-6	25,906,402	1,074,856
American Mutual Fund, Class R-6	24,630,146	1,035,205
Fundamental Investors, Class R-6	14,011,739	904,177
Capital World Growth and Income Fund, Class R-6	16,552,857	858,928
International Growth and Income Fund, Class R-6	11,405,783	389,964
		5,382,079
Equity-income and Balanced funds 20%
American Funds Global Balanced Fund, Class R-6	31,501,029	1,025,358
American Balanced Fund, Class R-6	36,931,041	1,024,467
The Income Fund of America, Class R-6	29,512,223	687,635
Capital Income Builder, Class R-6	11,208,113	686,385
		3,423,845
Fixed income funds 33%
Intermediate Bond Fund of America, Class R-6	101,350,980	1,327,698
U.S. Government Securities Fund, Class R-6	80,629,246	1,073,175
American Funds Mortgage Fund, Class R-6	87,564,194	858,129
Capital World Bond Fund, Class R-6	43,949,820	856,582
American Funds Inflation Linked Bond Fund, Class R-6	84,322,407	813,711
The Bond Fund of America, Class R-6	51,350,321	643,420
		5,572,715
Total investment securities 100% (cost: $15,580,911,000)		17,161,540
Other assets less liabilities 0%		(3,453)
Net assets 100%		$17,158,087
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 10 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 7/31/2018 (000)
Equity-income and Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	24,185,535	7,315,494	—	31,501,029	$—	$511	$17,805	$1,025,358
Fixed income funds 29%
Intermediate Bond Fund of America, Class R-6	68,417,890	33,317,485	384,395	101,350,980	(110)	(25,360)	16,201	1,327,698
U.S. Government Securities Fund, Class R-6	61,031,241	19,688,000	89,995	80,629,246	(40)	(31,934)	14,889	1,073,175
American Funds Mortgage Fund, Class R-6	64,719,673	22,844,521	—	87,564,194	—	(24,257)	11,417	858,129
Capital World Bond Fund, Class R-6	32,971,414	10,999,754	21,348	43,949,820	1	(8,481)	4,886	856,582
American Funds Inflation Linked Bond Fund, Class R-6	61,283,535	23,038,872	—	84,322,407	—	(12,065)	9,544	813,711
								4,929,295
Total 35%					$(149)	$(101,586)	$74,742	$5,954,653
American Funds Target Date Retirement Series — American Funds 2025 Target Date Retirement Fund — Page 11 of 17

American Funds 2020
Target Date Retirement Fund®
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth funds 8%	Shares	Value (000)
New Perspective Fund, Class R-6	8,467,507	$392,215
AMCAP Fund, Class R-6	10,431,762	357,496
The Growth Fund of America, Class R-6	4,028,140	222,112
EuroPacific Growth Fund, Class R-6	2,211,501	120,859
		1,092,682
Growth-and-income funds 26%
American Mutual Fund, Class R-6	19,538,437	821,201
The Investment Company of America, Class R-6	17,443,042	723,712
Washington Mutual Investors Fund, Class R-6	15,717,495	721,747
Fundamental Investors, Class R-6	9,018,646	581,973
Capital World Growth and Income Fund, Class R-6	11,064,613	574,143
International Growth and Income Fund, Class R-6	4,989,892	170,604
		3,593,380
Equity-income and Balanced funds 24%
The Income Fund of America, Class R-6	44,726,539	1,042,128
Capital Income Builder, Class R-6	16,987,412	1,040,309
American Balanced Fund, Class R-6	22,447,554	622,695
American Funds Global Balanced Fund, Class R-6	16,087,460	523,647
		3,228,779
Fixed income funds 42%
Intermediate Bond Fund of America, Class R-6	93,049,542	1,218,949
The Bond Fund of America, Class R-6	78,246,123	980,424
American Funds Inflation Linked Bond Fund, Class R-6	90,952,644	877,693
American Funds Mortgage Fund, Class R-6	79,156,263	775,731
U.S. Government Securities Fund, Class R-6	53,175,405	707,765
Capital World Bond Fund, Class R-6	34,504,090	672,485
American High-Income Trust, Class R-6	49,623,213	507,645
		5,740,692
Total investment securities 100% (cost: $12,467,609,000)		13,655,533
Other assets less liabilities 0%		(2,893)
Net assets 100%		$13,652,640
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 12 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2018 (000)
Fixed income funds 31%
Intermediate Bond Fund of America, Class R-6	77,107,169	16,731,143	788,770	93,049,542	$(197)	$(26,176)	$16,227	$1,218,949
American Funds Inflation Linked Bond Fund, Class R-6	72,326,068	18,940,267	313,691	90,952,644	(53)	(13,753)	10,852	877,693
American Funds Mortgage Fund, Class R-6	63,370,235	15,786,028	—	79,156,263	—	(22,707)	10,571	775,731
U.S. Government Securities Fund, Class R-6	44,987,397	8,188,008	—	53,175,405	—	(22,364)	10,248	707,765
Capital World Bond Fund, Class R-6	28,793,131	5,710,959	—	34,504,090	—	(5,840)	3,448	672,485
Total 31%					$(250)	$(90,840)	$51,346	$4,252,623
American Funds Target Date Retirement Series — American Funds 2020 Target Date Retirement Fund — Page 13 of 17

American Funds 2015
Target Date Retirement Fund®
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth funds 1%	Shares	Value (000)
New Perspective Fund, Class R-6	547,217	$25,347
AMCAP Fund, Class R-6	736,302	25,233
The Growth Fund of America, Class R-6	239,373	13,199
		63,779
Growth-and-income funds 25%
American Mutual Fund, Class R-6	6,925,393	291,074
Washington Mutual Investors Fund, Class R-6	5,269,295	241,966
The Investment Company of America, Class R-6	5,828,795	241,837
Capital World Growth and Income Fund, Class R-6	3,749,427	194,558
Fundamental Investors, Class R-6	2,999,726	193,572
International Growth and Income Fund, Class R-6	1,437,135	49,136
		1,212,143
Equity-income and Balanced funds 29%
The Income Fund of America, Class R-6	23,459,505	546,606
Capital Income Builder, Class R-6	8,925,009	546,568
American Balanced Fund, Class R-6	5,724,549	158,799
American Funds Global Balanced Fund, Class R-6	4,458,708	145,131
		1,397,104
Fixed income funds 45%
Intermediate Bond Fund of America, Class R-6	33,022,778	432,598
The Bond Fund of America, Class R-6	30,677,675	384,391
American Funds Inflation Linked Bond Fund, Class R-6	34,740,279	335,244
American Funds Mortgage Fund, Class R-6	29,340,428	287,536
American High-Income Trust, Class R-6	23,727,887	242,736
Capital World Bond Fund, Class R-6	12,292,738	239,586
U.S. Government Securities Fund, Class R-6	17,982,142	239,342
		2,161,433
Total investment securities 100% (cost: $4,452,705,000)		4,834,459
Other assets less liabilities 0%		(1,472)
Net assets 100%		$4,832,987
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 14 of 17

unaudited
Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 7/31/2018 (000)
Fixed income funds 13%
American Funds Inflation Linked Bond Fund, Class R-6	30,753,020	5,662,316	1,675,057	34,740,279	$(275)	$(5,648)	$4,603	$335,244
American Funds Mortgage Fund, Class R-6	25,633,769	4,512,106	805,447	29,340,428	(86)	(8,931)	4,105	287,536
Total 13%					$(361)	$(14,579)	$8,708	$622,780
American Funds Target Date Retirement Series — American Funds 2015 Target Date Retirement Fund — Page 15 of 17

American Funds 2010
Target Date Retirement Fund®
Investment portfolio
July 31, 2018
unaudited
Fund investments Growth-and-income funds 21%	Shares	Value (000)
American Mutual Fund, Class R-6	3,775,313	$158,676
Washington Mutual Investors Fund, Class R-6	2,778,871	127,606
The Investment Company of America, Class R-6	3,067,879	127,286
Capital World Growth and Income Fund, Class R-6	2,322,494	120,514
Fundamental Investors, Class R-6	1,507,898	97,305
International Growth and Income Fund, Class R-6	222,936	7,622
		639,009
Equity-income and Balanced funds 30%
Capital Income Builder, Class R-6	5,920,534	362,574
The Income Fund of America, Class R-6	15,537,735	362,029
American Funds Global Balanced Fund, Class R-6	2,783,274	90,596
American Balanced Fund, Class R-6	3,244,968	90,015
		905,214
Fixed income funds 49%
Intermediate Bond Fund of America, Class R-6	29,119,862	381,470
The Bond Fund of America, Class R-6	19,063,372	238,864
American Funds Inflation Linked Bond Fund, Class R-6	21,604,361	208,482
American Funds Mortgage Fund, Class R-6	18,260,232	178,950
American High-Income Trust, Class R-6	14,674,301	150,118
Capital World Bond Fund, Class R-6	7,626,247	148,636
Short-Term Bond Fund of America, Class R-6	11,382,835	111,438
U.S. Government Securities Fund, Class R-6	3,136,409	41,746
		1,459,704
Total investment securities 100% (cost: $2,846,711,000)		3,003,927
Other assets less liabilities 0%		(789)
Net assets 100%		$3,003,138
Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the nine months ended July 31, 2018, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 7/31/2018 (000)
Fixed income funds 0%
American Funds Inflation Linked Bond Fund, Class R-6[1]	19,180,079	2,996,933	572,651	21,604,361	$(89)	$(3,528)	$2,823	$—

[1]	Unaffiliated issuer at 7/31/2018.
American Funds Target Date Retirement Series — American Funds 2010 Target Date Retirement Fund — Page 16 of 17

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2018, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
©2018 Capital Group. All rights reserved.
333 S. Hope Street, Los Angeles, CA 90071 USA
MFGEFPX-850-0918O-S66134	American Funds Target Date Retirement Series — Page 17 of 17

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: September 28, 2018

By/s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: September 28, 2018